Fair Value Measurements (Roll-Forward of The Fair Value of Level 3 Liabilities) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, Beginning Balance		$ 1,900	$ 1,900
Settlement of liabilities		(118)
Revaluation of fair value included in statement of operations		113
Level 3 Liabilities, Ending Balance		$ 1,895
Printar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average cost of capital, percent			28.00%
Contingent consideration	$ 2,000
Total purchase consideration			$ 2,500